Schedule of consolidated financial statements the related party transactions (Details) - Alps Global Holding Berhad [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Director [Member]
IfrsStatementLineItems [Line Items]
Agent commission	$ 18,102	$ 41,768
Consultancy fee	51,663	53,914
Acquisition of patent	707,028
Alps Globemedics Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Agent commission	120,189	137,164
Management fee income	12,916	13,479
Purchases		$ 1,035